Retirement Plans - Summary of Changes in the Fair Value of the Level 3 Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Summary of changes in the fair value of the Level 3 assets
Foreign currency translation adjustment	$ (4,522)	$ 1,085
UK Pension Plan | Level 3
Summary of changes in the fair value of the Level 3 assets
Balance	38,443
Transfers out	(38,443)
Purchases	0
Sales	0
Gain (loss)	0
Foreign currency translation adjustment	0
Balance	$ 0	$ 38,443